Document and Entity Information	May 24, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001689657
Document Type	8-K
Document Period End Date	May 24, 2021
Entity Registrant Name	Berkeley Lights, Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	35-2415390
Entity File Number	001-39388
Entity Address, Address Line One	5858 Horton Street
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	858-2855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.00005 par value
Trading Symbol	BLI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true